                               RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                           AIM LARGE CAP GROWTH FUND
                            AIM MID CAP GROWTH FUND
                              AIM WEINGARTEN FUND

                    (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented May 4, 2001, July 6, 2001, August 1, 2001 and September 4, 2001

The following information replaces in its entirety the section appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- INTERFUND LOANS":

     "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions."

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                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                              AIM WEINGARTEN FUND

                    (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                      Supplement dated September 18, 2001
         to the Statement of Additional Information dated March 1, 2001 as supplemented July 13, 2001 and August 1, 2001


The following information replaces in its entirety the section appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INTERFUND LOANS":

          "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions."